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Amplify High Income ETF
Amplify High Income ETF
INVESTMENT OBJECTIVE
The Amplify High Income ETF seeks investment results that generally correspond (before fees and expenses) to the price and yield of the ISE High IncomeTM Index (the “Index”).
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify High Income ETF Amplify High Income ETF
Management Fees	0.50%
Other Expenses	none
Distribution and Service (12b-1) Fees	none
Acquired Fund Fees and Expenses	4.10%
Total Annual Fund Operating Expenses	4.60%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Amplify High Income ETF | Amplify High Income ETF | USD ($)	461	1,388	2,323	4,693

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. For the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will normally invest at least 80% of its net assets (plus borrowings for investment purposes) in securities of the Index. Because the Index is comprised of securities issued by other investment companies (as opposed to operating companies), the Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it invests its assets in shares of funds that are included in the Index. The Index seeks to measure the performance of the top 45 U.S. exchange-listed closed-end funds (the “Underlying Funds”), as selected and ranked according to factors employed by the Index methodology that are designed to result in a portfolio that produces high current income (the “Methodology”).

The Index universe is not limited by the types of securities or other instruments in which an Underlying Fund may invest, nor the investment strategy an Underlying Fund may employ. Thus, the Underlying Funds may invest in a variety of securities including, but not limited to, equity securities (both dividend and non-dividend paying), foreign securities (including depositary receipts), taxable investment grade fixed income securities, investment grade municipal securities, taxable high yield fixed income securities and high yield municipal securities (commonly referred to as “junk bonds”), preferred securities, convertible securities, commodities, real-estate related securities, including real estate investment trusts (“REITs”), and derivatives. The Underlying Funds may employ different investment strategies including, but not limited to, dividend strategies, global and international strategies, covered call option strategies, balanced strategies, limited duration strategies, tax and risk-managed strategies, sector strategies, real estate, energy, utility, commodity, natural resources and other equity or income-oriented strategies.

Constituent securities of the Index are selected from all closed-end funds which are organized in the United States and whose shares are listed and trade on a U.S. securities exchange. The only type of security issued by an Underlying Fund that will be considered for inclusion in the Index is common stock (or its equivalent). To be eligible for inclusion in the Index, a security must:

●	be listed on one of the Nasdaq Stock Market®, the New York Stock Exchange, NYSE American, or the CBOE Exchange;

●	have a market capitalization of at least $500 million; and

●	have a six-month average daily traded value of at least $1 million.

Each eligible Index constituent is then ranked and ordered according to the following factors:

●	by fund yield (the total income return of a fund, which takes into account all distributions made by a closed-end fund, including return of capital) with funds with larger fund yields ranked more highly;

●	by share price premium/discount to net asset value (“NAV”) on the Index rebalancing date with funds with a premium or smaller discount ranked more highly than those with a larger discount; and

●	by fund average daily value of shares traded over the six month period prior to the Index rebalancing date, with higher shares traded ranked more highly.

A combined rank score for each eligible Index constituent is then calculated in accordance with the methodology and constituents are ranked from lowest to highest. The top 45 ranked Underlying Funds are then included in the Index. While the Index seeks to have 45 components, that number is a maximum limit and not a fixed target. Index constituents are weighted according to a “modified” linear weighted methodology, meaning that the top-ranked Index constituent will receive the greatest weighting and will be equal to the multiple of the smallest weighting (i.e., in an index with 45 constituents, the top weighted constituent’s weighting will be 45 times that of the weighting of the lowest weighted constituent). The initial Index weights must meet the following restraints: (i) no constituent may exceed 3%; and (ii) no constituent weight may exceed 100% of the ratio between such security’s six-month average daily traded value and $10 million. The Index weight adjustment is conducted that all securities with uncapped final weights share a common difference between their respective final weights and initial weights.

The Index is rebalanced semi-annually in January and July, but may be adjusted more frequently for specific corporate events, as detailed in the Methodology. The Index is unmanaged and cannot be invested in directly.

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the Underlying Funds comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the Underlying Funds in the Index.

Diversification Status. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index. The Fund was reorganized on or about October 4, 2019 from the YieldShares High Income ETF (the “Predecessor Fund”), a series of the Exchange Traded Concepts Trust, into Amplify ETF Trust, a Massachusetts business trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by Exchange Traded Concepts, LLC and sub-advised by Amplify Investments LLC and Vident Investment Advisory, LLC. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Calendar Year Total Returns as of 12/31

The Fund’s highest quarterly return was 15.16% (quarter ended June 30, 2020) and the Fund’s lowest quarterly return was -26.62% (quarter ended March 31, 2020).
Average Annual Total Return as of December 31, 2023
Average Annual Returns - Amplify High Income ETF	Label	1 Year		5 Years		10 Years		Since Inception		Inception Date
Amplify High Income ETF	Return Before Taxes	12.77%		3.95%		2.91%		4.68%		Jun. 11, 2012
Amplify High Income ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	8.73%		1.27%		0.41%		2.24%		Jun. 11, 2012
Amplify High Income ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	7.63%		1.99%		1.23%		2.71%		Jun. 11, 2012
Hybrid SWM/ISE High Income Index (reflects no deduction for fees, expenses or taxes)(1)	Hybrid SWM/ISE High Income Index (reflects no deduction for fees, expenses or taxes)	13.27%	[1]	4.48%	[1]	3.31%	[1]	4.93%	[1]	Jun. 11, 2012	[1]
ISE High Income IndexTM (reflects no deduction for fees, expenses or taxes)	ISE High Income IndexTM (reflects no deduction for fees, expenses or taxes)	13.27%		4.48%		3.31%		4.34%	[2]	Jun. 11, 2012
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.29%		15.69%		12.03%		14.01%		Jun. 11, 2012
[1]	Reflects performance of the SWM Index through June 20, 2013 and the ISE High IncomeTM Index hereafter.
[2]	This figure represents performance of the ISE High Income IndexTM after the change in the index strategy utilized by the Fund, beginning on June 20, 2013, and not since inception.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. The return after taxes on distributions and sale of fund shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.